Share-Based Compensation (Details) - Schedule of Summary of the Option Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation (Details) - Schedule of Summary of the Option Activity [Line Items]
Number of Options Outstanding, Beginning Balance	1,865,094
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 2.93
Weighted Average Remaining Contractual Term (Years) Outstanding Beginning Balance	8 years 10 months 24 days	6 years 4 months 24 days
Aggregate Intrinsic Value (000’s) Outstanding, Beginning Balance
Number of Options, Granted		550,000
Weighted Average Exercise Price, Granted		$ 4.81
Weighted Average Remaining Contractual Term (Years), Granted		9 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Granted
Number of Options, Exercised	(326,256)	(5,500)
Weighted Average Exercise Price, Exercised	$ 1.8
Weighted Average Remaining Contractual Term (Years), Exercised		8 years 8 months 12 days
Aggregate Intrinsic Value (000’s), Exercised
Number of Options, Forfeited	(64,688)	(234,500)
Weighted Average Exercise Price, Forfeited	$ 1.8	$ 0.3
Weighted Average Remaining Contractual Term (Years), Forfeited		8 years 8 months 12 days
Aggregate Intrinsic Value, Forfeited
Number of Options, Ending Balance	1,474,150	1,865,094
Weighted Average Exercise Price, Ending Balance	$ 3.22	$ 2.93
Weighted Average Remaining Contractual Term (Years), Ending Balance	7 years 5 months 8 days	8 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Ending Balance	$ 2,920,545,000
Number of Options, Exercisable during period	630,649	1,195,550
Weighted Average Exercise Price, Exercisable during period	$ 2.47	$ 1
Weighted Average Remaining Contractual Term (Years), Exercisable during period	6 years 7 months 20 days	8 years 8 months 15 days
Aggregate Intrinsic Value (000’s), Exercisable during period	$ 1,423,668,000	$ 4,543,090